Parent company financial statement	12 Months Ended
Jun. 30, 2021
Parent company financial statement
Parent company financial statement

27    Parent company financial statement

The following condensed parent company financial information of Hailiang Education Group Inc. has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements.

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF OPERATIONS AND OTHER COMPREHENSIVE LOSS

FOR THE YEARS ENDED JUNE 30, 2019, 2020 AND 2021

(Amounts in thousands)

	2019	2020	2021
	RMB	RMB	RMB
Cost of revenue	—	—	—

Gross loss	—	—	—
Administrative expenses	(8,176)	(10,060)	(5,057)

Operating loss	(8,176)	(10,060)	(5,057)

Net finance expenses	—	—	—

Loss before tax	(8,176)	(10,060)	(5,057)

Loss	(8,176)	(10,060)	(5,057)
Items that will not be reclassified to profit or loss
Exchange differences on transaction of financial statements of the Company	4,086	2,966	(7,818)

Total comprehensive loss	(4,090)	(7,094)	(12,875)

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF FINANCIAL POSITION

AS OF JUNE 30, 2020 AND 2021

(Amounts in thousands)

	2020	2021
	RMB	RMB
Assets
Other receivables due from subsidiaries	27,237	5,077
Long-term investment	—	10,091

Non-current assets	27,237	15,168

Other receivables due from related parties	69,591	42,830
Other current assets	225	1,233
Cash	891	23,244

Current assets	70,707	67,307

Total assets	97,944	82,475

Shareholders’ equity
Share capital	268	268
Share premium	134,583	134,583
Translation reserve	16,161	8,343
Accumulated losses	(55,739)	(60,796)

Total shareholders’ equity	95,273	82,398

Liabilities
Other payables due to third parties	2,669	75
Other payables due to related parties	2	2

Current liabilities	2,671	77

Total liabilities	2,671	77

Total shareholders’ equity and liabilities	97,944	82,475

HAILIANG EDUCATION GROUP INC.

CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED JUNE 30, 2019, 2020 AND 2021

(Amounts in thousands)

	2019	2020	2021
	RMB	RMB	RMB
Cash flows from operating activities
Loss for the year	(8,176)	(10,060)	(5,057)
Adjustments for:
Change in other payables due to third parties	887	389	(2,594)
Changes in other current assets	—	(225)	(1,008)
Change in other receivable due from subsidiaries	(4,664)	(1,528)	160
Change in other receivable due from related parties	(201)	—	—

Net cash used in operating activities	(12,154)	(11,424)	(8,499)

Cash flows from investing activities
Repayment of loans from a related party	12,412	11,850	21,649
Investment in a subsidiary	—	—	(10,091)

Net cash generated from investing activities	12,412	11,850	11,558

Cash flows from financing activities
Loan borrowed from a subsidiary	—	—	22,000

Net cash generated from financing activities	—	—	22,000

Effect of movements in exchange rates on cash	(394)	75	(2,706)
Net (decrease) / increase in cash	(136)	501	22,353
Cash at the beginning of the year	526	390	891
Cash at end of the year	390	891	23,244